CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 16,914	$ 9,709
Restricted cash	1,047	993
Short-term bank deposits	28,150	50,825
Other accounts receivable and prepaid expenses	1,433	1,153
Total current assets	47,544	62,680
NON-CURRENT ASSETS:
Long-term prepaid expenses	40	92
Severance pay fund	2,775	2,402
Property and equipment, net	5,265	5,965
Total non-current assets	8,080	8,459
Total assets	55,624	71,139
CURRENT LIABILITIES:
Trade payables	2,120	1,274
Other accounts payable and accrued expenses	2,947	3,466
Total current liabilities	5,067	4,740
NON-CURRENT LIABILITIES:
Accrued severance pay	3,333	2,880
Total non-current liabilities	3,333	2,880
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2017 and December 31, 2016; 51,131,756 and 51,131,534 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	140	140
Additional paid-in capital	335,819	334,337
Accumulated other comprehensive income	326	7
Accumulated deficit	(289,061)	(270,965)
Total shareholders' equity	47,224	63,519
Total liabilities and shareholders' equity	$ 55,624	$ 71,139